Customer Repurchase Agreements	12 Months Ended
Dec. 31, 2011
Customer Repurchase Agreements [Abstract]
Customer Repurchase Agreements

NOTE 9 – CUSTOMER REPURCHASE AGREEMENTS

Customer repurchase agreements consist of the following:

	December 31,
	2011	2010
Sweep accounts	$67,550	$895,937
Retail repurchase agreements	1,700,000	2,050,000
	$1,767,550	$2,945,937

     The Bank enters into sweep and retail repurchase agreements with its customers. The sweep agreements generally mature overnight. At December 31, 2011, the Bank had two retail repurchase agreements both of which mature in 2012. Securities issued by government sponsored enterprises with an amortized cost of $2.5 million and $3.3 million (fair value of $2.6 million and $3.1 million) were pledged as collateral for the sweep accounts and repurchase agreements, at December 31, 2011 and 2010, respectively. During 2011 sweeps and customer repurchase agreements averaged $2.2 million. The average rate paid on these balances was 1.23% during 2011 and the highest balance at any month end was $3.3 million. During 2010 sweeps and customer repurchase agreements averaged $2.9 million. The average rate paid was 1.34% and the highest balance at any month end during the year was $3.4 million.